Organization, Summary of Significant Accounting Policies and New Accounting Standards - Property, Equipment, Software and Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease ROU assets, gross balance	$ 15,100	$ 15,100
Finance lease ROU assets, accumulated amortization	(2,876)	(719)
Finance lease ROU assets, carrying value	12,224	14,381
Total property, plant and equipment including finance leases, gross balance	166,309	120,003
Total property, plant and equipment including finance leases, accumulated depreciation/amortization	(54,436)	(38,514)
Total property, plant and equipment including finance leases, carrying value	111,873	81,489
Share-based compensation capitalized related to internally-developed software	7,776	0	$ 0
Amortization of share-based compensation expense	792
Depreciation and amortization	101,568	69,832	15,955
Asset impairment charges	0	0	0
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance	16,864	13,494
Property, plant and equipment, accumulated depreciation	(8,583)	(6,037)
Property, plant and equipment, carrying value	8,281	7,457
Loss on sale of equipment	164
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance	39,726	36,725
Property, plant and equipment, accumulated depreciation	(12,233)	(7,920)
Property, plant and equipment, carrying value	27,493	28,805
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance	18,326	12,361
Property, plant and equipment, accumulated depreciation	(7,748)	(5,251)
Property, plant and equipment, carrying value	10,578	7,110
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance	75,632	42,323
Property, plant and equipment, accumulated depreciation	(22,996)	(18,587)
Property, plant and equipment, carrying value	52,636	23,736
Abandonment costs	0	0	2,137
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross balance	661
Property, plant and equipment, accumulated depreciation	0
Property, plant and equipment, carrying value	661
Property, Plant, Equipment and Finance Lease ROU Assets
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 31,061	$ 20,097	$ 12,947
Finance lease ROU assets
Property, Plant and Equipment [Line Items]
Right of use asset estimated useful life	7 years
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years 6 months
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years